Related party transactions (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of transactions with joint arrangements and associates

	2025 €m	2024 € m	2023 € m

Sales of goods and services to associates	13	25	20

Purchase of goods and services from associates	6	6	8

Sales of goods and services to joint arrangements	280	267	220

Purchase of goods and services from joint arrangements	761	932	263

Interest income receivable from joint arrangements 1	66	52	52

Interest expense payable to joint arrangements 1	243	239	33

Trade balances owed:

by associates	3	19

to associates	1	1

by joint arrangements	210	190

to joint arrangements	331	379

Other balances owed by joint arrangements 1	1,265	1,105

Other balances owed to joint arrangements 2	3,941	4,940
Notes:

1.	Amounts arise primarily through VodafoneZiggo and Oak Holdings 1 GmbH. Interest is paid/received in line with market rates.

2.	Amounts are primarily in relation to leases of tower space from Oak Holdings 1 GmbH.